Investments - Gross realized gains and losses on available for sale fixed maturity and equity security investment transactions (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fixed maturities
Gross realized gains and losses on the sale of available for sale fixed maturity and equity security investments
Gross gains	$ 27	$ 36	$ 45	$ 31	$ 29
Gross losses	(4)	(5)	(6)	(5)	(1)
Equity securities
Gross realized gains and losses on the sale of available for sale fixed maturity and equity security investments
Gross gains	14	10	19	18	16
Gross losses	$ (1)	$ (2)	$ (2)	$ (1)	$ 0